Bonds Payable - Maturities (Details) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	$ 38,053		$ 35,227
Bonds Payable.
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal		€ 25,000	35,978		€ 25,000	$ 36,511
Interest	7,195
Total				$ 43,173
2022
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,439
Total				1,439
2023
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,439
Total				1,439
2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,439
Total				1,439
2025
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,439
Total				1,439
2026
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			$ 35,978
Interest	$ 1,439
Total				$ 37,417